INITIAL PUBLIC OFFERING (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Number of units sold			2,012,500
Purchase price per unit				$ 10.25	$ 10.25
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		7,000,000	550,000	7,000,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10	$ 10.00
Proceeds from issuance initial public offering	$ 80,500,000	$ 80,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,050,000	1,050,000		8,050,000
Purchase price per unit					$ 11.50